Schedule of Tax Loss Carry Forwards (Details)	12 Months Ended
Jul. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
U.S. tax loss carry forwards	$ 13,727,020
2033 [Member]
IfrsStatementLineItems [Line Items]
U.S. tax loss carry forwards	262,170
2034 [Member]
IfrsStatementLineItems [Line Items]
U.S. tax loss carry forwards	1,379,290
2035 [Member]
IfrsStatementLineItems [Line Items]
U.S. tax loss carry forwards	1,683,870
2036 [Member]
IfrsStatementLineItems [Line Items]
U.S. tax loss carry forwards	1,096,020
Indefinite [Member]
IfrsStatementLineItems [Line Items]
U.S. tax loss carry forwards	$ 9,305,670